SEMIANNUAL REPORT


February 28, 1997


INVESCO

INCOME

FUNDS,

INC.


High Yield Fund
Select Income Fund
U.S. Government Securities Fund
Short-Term Bond Fund


Smart Choices For
Seeking Current Income


INVESCO FUNDS

Market Overview                                                      March 1997
     Fueled by a stronger-than-expected economy and improving corporate earnings, the stock market catapulted to new highs over the last six months. During the fourth quarter of 1996, the growth rate (as measured by the Gross Domestic Product) accelerated to a revised level of 3.9%. This surpassed most analysts' expectations, as the expansion had slowed to a rate of 2.2% in the previous quarter. The vibrant economy has rekindled fears that tightness in the labor market could lead to renewed inflation. However, gains in productivity thus far have offset wage increases and allowed companies to maintain profit margins without raising prices. This has helped keep inflation under control. In fact, the consumer price index rose just 0.1% in the month of January (the smallest gain since June 1996) and finished 1996 at an annualized rate of 3.3% -- in line with historical averages.
     In the middle of March, the investment environment shifted as increased consumer spending reignited fears of inflation. Consequently, the Federal Reserve Board increased short-term interest rates by 0.25%. This preemptive strike against wage and price hikes was the first rate increase in more than two years, and led to increased negative sentiment in the market, producing a sharp 5% to 10% pullback in many stocks.
     A moderate inflation level represents a positive factor for the economy. At the same time, though, the longevity of the current expansion -- over six years

-- remains a cause for concern; the post-World War II average is only four and a half years. Negative growth hasn't been experienced since the first quarter of 1993. If the growth rate does not slow, many economists expect the Fed to continue raising short-term interest rates, with the concomitant danger of cutting the expansion short.
     In fact, despite the positive economic growth and inflation news, concerns over inflation, interest rates, and the possibility of continued Fed intervention led to extreme volatility in bond prices. This volatility, coupled with a change in the risk/reward relationship for most bonds, caused nervousness for most fixed-income investors. Many took on considerably more risk for less reward as spreads narrowed between the yields on junk bonds and government bonds. This spread has fallen to a little more than three percentage points from almost five percentage points in late 1995, and, compared to historic measurements, it is well below its long-term average.

INVESCO Income Funds, Inc.
   The line  graphs  on  following  pages  illustrate  the  value  of a  $10,000 investment in each of the INVESCO Income Funds, plus reinvested dividends and capital gain distributions, for the 10 years ended 2/28/97 (or for Short-Term Bond Fund, from inception through 2/28/97). The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(2)
   Composition of holdings is subject to change.

High Yield Fund
   For the six-month period ended 2/28/97, INVESCO High Yield Fund achieved a total return of 11.43%, compared to a total return of 8.70% for the Merrill Lynch High Yield Master Index. In addition, the fund outperformed its peers for the one-year period ended 2/28/97, as the fund's return of 14.06% bested the average fund return of 13.38% for the Lipper High Current Yield objective. (Lipper Analytical Services, Inc., is an independent mutual fund analyst, which tracks fund performance by total return unadjusted for commissions. Of course, past performance is not a guarantee of future results.)(1),(2)
   For the one-, three-, and five-year periods ended 2/28/97, the fund received the prestigious five star rating for risk-adjusted performance by independent mutual fund analyst Morningstar.(3)
   The high-yield sector again led the fixed-income market over the last six months. Tightening spreads in fixed-income securities have changed the risk/reward relationship for bond investors, making fundamental research even more important to evaluating the credit risk of high-yield securities. High-yield bonds are securities that trade primarily on their creditworthiness, as opposed to the level of interest rates. Consequently, the yields on these securities reflect a variety of circumstances, such as the small size of the firm or its lack of credit history. Many rating agencies often penalize such firms by assigning them low credit ratings, even though these firms may exhibit good credit quality in many areas. Thus, our in-depth research has been crucial in identifying undervalued high-yield securities whose fundamentals may be improving. This approach has also helped limit our exposure to risk of defaults.
   Over the last six months, the fund's performance was positively influenced by holdings in the broadcast radio and communications industries. We believe that these two areas will continue to experience consolidation and improving fundamentals. An example of a high-yield security in the fund's portfolio that benefited from consolidation and enhanced performance was Chancellor Broadcasting; Chancellor was acquired by Evergreen Media. Another company that produced positive results for the portfolio was EZ Communications, which was acquired by American Radio Systems.

                               High Yield Fund
                         Average Annual Total Return
                               as of 2/28/97(2)

                    1 year                       14.06%
                    -----------------------------------
                    5 years                      11.17%
                    -----------------------------------
                    10 years                      9.15%
                    -----------------------------------

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the INVESCO High Yield Fund to the value of a $10,000 investment in the Merrill Lynch High Yield Master Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/97.

Looking Forward
   We will remain cautious in regard to high-yield securities for 1997. Given concerns about their narrow spreads -- that is, the relatively low yields available for taking on the additional risk of high-yield bonds -- we have structured the portfolio somewhat defensively. However, despite narrow spreads, we continue to identify opportunities that may enjoy capital appreciation and/or credit improvement. This may help to reduce the portfolio's sensitivity to interest rate movements and ultimately enhance returns (though, of course, future performance cannot be guaranteed).

Select Income Fund


                              Select Income Fund
                         Average Annual Total Return
                               as of 2/28/97(2)

                    1 year                        6.84%
                    -----------------------------------
                    5 years                       8.99%
                    -----------------------------------
                    10 years                      8.08%
                    -----------------------------------

   For the six-month period ended 2/28/97, INVESCO Select Income Fund achieved a total return of 7.45%, compared to a total return of 5.23% for the Lehman Government/Corporate Bond Index. In addition, the fund outperformed its peer group for the one-year period ended 2/28/97, as its return of 6.84% bested the average fund return of 5.65% for the Lipper Corporate Debt BBB objective. (Lipper Analytical Services, Inc., is an independent mutual fund analyst, which tracks fund performance by total return unadjusted for commissions. Of course, past performance is not a guarantee of future results.)(1),(2)
   The strong relative performance of the fund can be attributed to several factors. First, we increased our exposure to mortgage-backed securities over the last six months, as we felt that investment grade corporate bonds were generally unattractive or on a risk/reward basis.

   Second, we added putable bonds to the portfolio for their structural value. (Putable bonds are debt obligations that allow the holder to redeem the issue at specified intervals before maturity and receive full face value.) This provided defensive performance for the portfolio as interest rates were volatile over the last six months.

Graph:
   This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Select Income Fund to the value of a $10,000 investment in the Lehman Government/Corporate Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/97.

   Finally, the fund benefited from its exposure to high-yield securities, which outperformed the broad fixed-income market. Thorough research identified securities that experienced positive credit risk movements and capital appreciation. For example, the fund's holdings in EZ Communications provided both a high yield and capital appreciation resulting from a credit upgrade as it was acquired by a stronger company, American Radio Systems.

Looking Forward
   We will continue to increase our exposure to putable investment grade bonds over the next several months. This strategy reflects our belief that investment grade corporate bonds are relatively unattractive and that interest rates may continue to be volatile. We are presently overweighted in mortgage-backed securities, but tightening spreads may lead us to reduce our position in the future.
   One industry that we are optimistic about for 1997 is electric utilities. Deregulation in the electric utility industry has created a situation in which many electric companies have incurred astronomical costs associated with the building of new power plants. These plants were built on the premise that prices, set by the regulators, would continue in the future. However, with the industry now moving towards competitive pricing, many electric companies have enormous "stranded" costs associated with the building of new power plants that are liabilities on their books for years into the future. In order to help alleviate the potential problem associated with these stranded costs, several states have created mechanisms for securitizing the debt and marketing it to the public. This should create enormous cash flows for certain electric companies which could allow them to pay down debt and possibly improve their credit ratings. Thus, we plan to increase our exposure to this industry on a selective basis, as we feel that specific firms have the potential for credit upgrades over the next year.

U.S. Government Securities Fund
   For the six-month period ended 2/28/97, INVESCO U.S. Government Securities Fund had a total return of 5.61%, compared to a total return of 7.03% for the Lehman Long Government Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

                       U.S. Government Securities Fund
                         Average Annual Total Return
                               as of 2/28/97(2)

                    1 year                        3.50%
                    -----------------------------------
                    5 years                       6.32%
                    -----------------------------------
                    10 years                      6.20%
                    -----------------------------------

   Concerns about interest rate volatility and the potential for inflation strongly influenced the fixed-income market and the fund over recent months. In this uncertain interest rate environment, we chose to remain neutral with regard to duration. Presently, we have positioned the duration of the fund slightly above our neutral target of 7.5 years. (Duration is a weighted average term-to-maturity of the security's cash flows, generally used to measure the price volatility of a bond.)
   Over the last six months, we have invested 40% to 60% of the portfolio's assets in U.S. Treasuries and mortgage-backed securities. Currently, the fund has 48% of its assets in U.S. Treasuries and 44% in mortgage-backed securities. We plan to shift assets between these two security classes in the future, depending on the current market environment.
   Looking forward, we will continue to evaluate economic trends developing in the interest rate market, while adjusting the duration of the fund accordingly. It is important for shareholders to remember that the fund targets a very specific sector of the fixed-income market. Typically, this area is highly sensitive to movements in interest rates. However, in the immediate future it appears that the six- to nine-year section of the yield curve could be less susceptible to volatility.

Graph:
   This line graph represents a comparison of the value of a $10,000 investment in the INVESCO U.S. Government Securities Fund to the value of a $10,000 investment in the Lehman Long Government Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/97.

Short-Term Bond Fund

                             Short-Term Bond Fund
                         Average Annual Total Return
                               as of 2/28/97(2)

                    1 year                        5.07%
                    -----------------------------------
                    Since Inception (10/93)       4.23%
                    -----------------------------------

   For the six-month period ended 2/28/97, INVESCO Short-Term Bond Fund achieved a total return of 3.51%, compared to a total return of 1.51% for the Lehman 1-3 Year Government/Corporate Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)
   Over the last six-month period, the fund's performance was influenced by three key factors. First, the fund primarily invested in mortgage-backed securities and U.S. Treasuries, as we felt that investment grade corporate bonds were generally unattractive due to their narrow spreads. Second, we increased our position in LIBOR floating rate securities. (These are floating rate securities tied to the London Interbank Offered Rate, which is usually the base for large Eurodollar loans.) Finally, in light of the volatile interest rate environment, we structured the fund somewhat defensively, which affected performance.

Graph:
   This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Short-Term Bond Fund to the value of a $10,000 investment in the Lehman 1-3 Year Government/Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period 10/93 (inception) through 2/28/97.

   Looking forward, the fund will continue to seek a high current yield, while keeping the average portfolio maturity from one to three years to help reduce volatility. We will monitor the interest rate environment and adjust the duration of the fund accordingly.

Fund Management
     Vice President Richard R. Hinderlie: co-manager, Short-Term Bond Fund; manager, U.S. Government Securities Fund. Dick began his investment career in 1973, and has extensive experience in fixed-income analysis and portfolio management. He received his MBA from Arizona State University and BA in economics from Pacific Lutheran University.
     Senior Vice President Donovan "Jerry" Paul: co-manager, Short-Term Bond Fund; manager, Select Income Fund and High Yield Fund. Jerry began his investment career in 1976; before joining INVESCO, he worked for Stein, Roe & Farnham Inc., as well as Quixote Investment Management. He earned an MBA from the University of Northern Iowa, and a BBA from the University of Iowa. He is a Chartered Financial Analyst and Certified Public Accountant.

(1)The Lehman Government/ Corporate Bond Index, Lehman 1-3 Year Government/Corporate Bond Index, Lehman Long Government Bond Index, and Merrill Lynch High Yield Master Index are unmanaged indices of securities considered to be representative of the overall domestic fixed-income, shorter-term bond, high-yield bond, and longer-term government bond markets, respectively.
(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(3)Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Overall ratings are calculated for the fund's one-, three-, five-, and 10-year average annual returns (based on available track records) in excess of 90 day Treasury bill returns. The top 10% of funds in an investment category receive 5 stars; the next 22.5%, 4 stars. As of 2/28/97, High Yield Fund received 5 stars among 1670 funds in the taxable bond fund category for the 1-year period, 5 stars among 1104 for the 3-year, 5 stars among 597 for the 5-year, and 4 stars among 242 for the 10-year.

INVESCO Income Funds, Inc.
Statement of Investment Securities
February 28, 1997
UNAUDITED

                                                                                          Country     Shares, Units
                                                                                          Code if      or Principal
Description                                                                               Non US         Amount              Value
------------------------------------------------------------------------------------------------------------------------------------

HIGH YIELD Fund
FIXED INCOME  SECURITIES 78.43%
AEROSPACE & DEFENSE 0.42%
Howmet Corp, Sr Sub Notes, 10.000%, 12/1/2003                                                         $  1,750,000    $  1,916,250
                                                                                                                      ------------
ALUMINUM 3.23%
Kaiser Aluminum & Chemical, Sr Sub Notes, 12.750%, 2/1/2003                                           $ 13,500,000      14,715,000
                                                                                                                      ------------
BROADCASTING 14.41%
Benedek Broadcasting, Sr Secured Notes, 11.875%, 3/1/2005                                             $  6,800,000       7,616,000
Benedek Communications, Sr Sub Discount Step-Up Notes, Zero Coupon^^, 5/15/2006                       $  8,000,000       5,120,000
Commodore Media, Sr Sub Step-Up Notes, 7.500%^^, 5/1/2003                                             $ 10,500,000      11,471,250
EchoStar Communications, Gtd Sr Discount Step-Up Notes, Zero Coupon^^, 6/1/2004                       $  6,000,000       5,160,000
EchoStar Satellite Broadcasting, Sr Secured Discount Step-Up Notes
    Zero Coupon^^, 3/15/2004                                                                          $  4,450,000       3,571,125
Granite Broadcasting, Sr Sub Notes, 9.375%, 12/1/2005                                                 $  6,800,000       6,732,000
Grupo Televisa SA, Sr Discount Step-Up Deb, Zero Coupon^^, 5/15/2008                      MX          $  3,300,000       2,244,000
TCI Satellite Entertainment, Sr Sub Discount Step-Up Notes^, Zero Coupon^^, 2/15/2007                 $ 14,500,000       8,011,250
Videotron Holdings PLC, Sr Discount Step-Up Notes, Zero Coupon^^
    7/1/2004                                                                              UK          $  6,000,000       5,235,000
    8/5/2005                                                                              UK          $ 12,950,000      10,424,750
                                                                                                                      ------------
                                                                                                                        65,585,375
                                                                                                                      ------------
CABLE 8.09%
Allbritton Communications, Sr Sub Deb
 11.500%, 8/15/2004                                                                                   $  5,185,000       5,509,063
 Series B, 9.750%, 11/30/2007                                                                         $  3,775,000       3,746,688
Diamond Cable Communications PLC,
    Sr Discount Step-Up Notes^
    Zero Coupon^^, 2/15/2007                                                              UK          $ 12,000,000       7,200,000
International CableTel, Sr Deferred
    Step-Up Notes, Series B
    Zero Coupon^^, 2/1/2006                                                               UK          $ 11,200,000       7,532,000
Kabelmedia Holding GmbH, Sr
    Discount Step-Up Notes, Zero
    Coupon^^, 8/1/2006                                                                    GM          $  6,750,000       3,982,500


Marcus Cable LP/Marcus Cable Capital III, Sr Deb, 11.875%, 10/1/2005                                 $   8,230,000       8,826,675
                                                                                                                     -------------
                                                                                                                        36,796,926
                                                                                                                     -------------
CONGLOMERATES 2.22%
Jordan Industries, Sr Notes, 10.375%, 8/1/2003                                                       $  10,070,000      10,095,175
                                                                                                                     -------------
CONTAINERS 2.73%
Gaylord Container, Sr Sub Discount Deb, 12.750%, 5/15/2005                                           $  11,223,000      12,415,444
                                                                                                                     -------------
DISTRIBUTION 0.66%
Core-Mark International, Sr Sub Notes, 11.375%, 9/15/2003                                            $   2,900,000       3,016,000
                                                                                                                     -------------
ELECTRIC UTILITIES 1.16%
Niagara Mohawk Power, Secured Facil, 8.770%, 1/1/2018                                                $   5,500,000       5,281,199
                                                                                                                     -------------
ENTERTAINMENT 1.13%
All American Communications, Sr Sub Notes, Series B, 10.875%, 10/15/2001                             $   5,000,000       5,137,500
                                                                                                                     -------------
FOODS 0.89%
Borden Inc, Deb, 9.250%, 6/15/2019                                                                   $   3,250,000       3,203,665
Gorges/Quick-to-Fix Foods, Sr Sub Notes^, 11.500%, 12/1/2006                                         $     800,000         832,000
                                                                                                                     -------------
                                                                                                                         4,035,665
                                                                                                                     -------------
GAMING 7.71%
Aztar Corp, Sr Sub Notes, 13.750%, 10/1/2004                                                          $  4,750,000       5,409,062
Boyd Gaming, Sr Notes, 9.250%, 10/1/2003                                                              $  4,400,000       4,356,000
California Hotel Finance, Gtd Sr Sub Notes, 11.000%, 12/1/2002                                        $  3,900,000       4,109,625
Casino America, Gtd Sr Secured Notes, 12.500%, 8/1/2003                                               $  2,400,000       2,448,000

Mohegan Tribal Gaming Auth, Sr Secured Notes, Series B, 13.500%, 11/15/2002                           $  4,400,000       5,852,000
Trump Hotels & Casino Resorts Holdings LP/Trump Hotels & Casino Resorts Funding
    Sr Secured Notes, 15.500%, 6/15/2005                                                              $  5,800,000       6,612,000
Trump's Castle Funding, Mortgage Notes, 11.750%, 11/15/2003                                           $  7,150,000       6,309,875
                                                                                                                     -------------
                                                                                                                        35,096,562
                                                                                                                     -------------
IRON & STEEL 0.87%
ACINDAR Industria Argentina de Aceros SA, Notes, 11.250%, 2/15/2004                       AR          $  3,750,000       3,965,625
                                                                                                                     -------------
MACHINERY 1.32%
Fairfield Manufacturing, Sr Sub Notes, 11.375%, 7/1/2001                                              $    800,000         854,000
Goss Graphic Systems, Sr Sub Notes, 12.000%, 10/15/2006                                               $  4,850,000       5,165,250
                                                                                                                     -------------
                                                                                                                         6,019,250
                                                                                                                     -------------
METALS MINING 1.00%
Haynes International, Sr Notes, 11.625%, 9/1/2004                                                     $  4,150,000       4,533,875
                                                                                                                     -------------
OIL & GAS RELATED 2.65%
Clark Oil & Refining, Sr Notes, 10.500%, 12/1/2001                                                    $  5,000,000       5,187,500
Dual Drilling, Sr Sub Notes,  9.875%, 1/15/2004                                                       $  4,740,000       5,131,050
Forcenergy Inc,  Sr Sub Notes^, 8.500%, 2/15/2007                                                     $  1,750,000       1,732,500
                                                                                                                     -------------
                                                                                                                        12,051,050
                                                                                                                     -------------

PAPER & FOREST PRODUCTS 2.65%
Repap New Brunswick, 2nd Priority Sr Secured Notes, 10.625%, 4/15/2005                    CA          $  1,900,000       1,909,500
Stone Consolidated, Sr Secured Notes, 10.250%, 12/15/2000                                             $  7,800,000       8,346,000
Tembec Finance, Gtd Sr Notes, 9.875%, 9/30/2005                                           CA          $  1,790,000       1,807,900
                                                                                                                     -------------
                                                                                                                        12,063,400
                                                                                                                     -------------
PERSONAL CARE 1.91%
Calmar Inc, Sr Sub Notes, Series B, 11.500%, 8/15/2005                                                $  3,300,000       3,465,000
Revlon Worldwide, Sr Secured Discount Notes^, Zero Coupon, 3/15/2001                                  $  8,000,000       5,250,000
                                                                                                                     -------------
                                                                                                                         8,715,000
                                                                                                                     -------------
PUBLISHING 3.29%
Affiliated Newspapers Investments, Sr Discount Step-Up Notes, Zero Coupon^^, 7/1/2006                 $ 17,618,000      14,975,300
                                                                                                                     -------------
REAL ESTATE INVESTMENT TRUST 1.14%
Saul (B F) REIT, Sr Secured Notes, 11.625%, 4/1/2002                                                  $  4,750,000       5,165,625
                                                                                                                     -------------
SPECIALTY PRINTING 0.91%
MDC Communications, Sr Sub Notes, 10.500%, 12/1/2006                                      CA          $  3,900,000       4,124,250
                                                                                                                     -------------
TELECOMMUNICATIONS -
    CELLULAR & WIRELESS 9.15%
Comcast Cellular, Sr Participating Redeemable Notes
    Series A, Zero Coupon, 3/5/2000                                                                   $  1,000,000         727,500
    Series B, Zero Coupon, 3/5/2000                                                                   $  5,400,000       3,915,000
CommNet Cellular
    Sr Sub Discount Step-Up Notes, Zero Coupon^^, 9/1/2003                                            $  5,540,000       5,138,350
    Sub Notes, 11.250%, 7/1/2005                                                                      $  3,150,000       3,370,500
Dial Call Communications, Sr Redeemable Discount Step-Up Notes
    Zero Coupon^^, 4/15/2004                                                                          $  4,000,000       3,170,000
GST USA, Gtd Sr Discount Step-Up Notes, Zero Coupon^^, 12/15/2005                                     $  2,400,000       1,560,000
Microcell Telecommunications, Sr Discount Step-Up Notes, Series B
    Zero Coupon^^, 6/1/2006                                                                           $  8,500,000       4,760,000
NEXTEL Communications, Sr
    Redeemable Discount Step-Up Notes
    Zero Coupon^^, 8/15/2004                                                                          $  6,300,000       4,646,250
PanAmSat LP/PanAmSat Capital, Sr Sub Discount Step-Up Notes
    Zero Coupon^^, 8/1/2003                                                                           $  5,800,000       5,481,000
PriCellular Wireless, Sr Sub Discount Step-Up Notes, Zero Coupon^^, 10/1/2003                         $  4,050,000       3,645,000
Western Wireless, Sr Sub Notes, 10.500%, 6/1/2006                                                     $  5,000,000       5,225,000
                                                                                                                     -------------
                                                                                                                        41,638,600
                                                                                                                     -------------





TELECOMMUNICATIONS - LONG DISTANCE   7.80%
Brooks Fiber Properties, Sr Discount Step-Up Notes, Zero Coupon^^
    3/1/2006                                                                                         $  2,000,000       1,360,000
    11/1/2006                                                                                        $  7,750,000       5,037,500
McLeod Inc, Sr Discount Step-Up Notes^, Zero Coupon^^, 3/1/2007                                      $ 14,000,000       8,470,000
NEXTLINK Communications LLC, Sr Notes, 12.500%, 4/15/2006                                            $  8,140,000       8,872,600
Omnipoint Corp, Sr Notes
    11.625%, 8/15/2006                                                                               $  7,950,000       7,989,750
    Series A^, 11.625%, 8/15/2006                                                                    $  3,750,000       3,768,750
                                                                                                                    -------------
                                                                                                                       35,498,600
                                                                                                                    -------------
TEXTILE - APPAREL MANUFACTURING 0.78%
Reeves Industries, Sr Notes, 11.000%, 7/15/2002                                                      $  3,700,000       3,542,750
                                                                                                                    -------------
TRANSPORTATION 2.31%
Statia Terminals International NV/Statia Terminals Canada, 1st Mortgage Notes, Series A^
    11.750%, 11/15/2003                                                                              $  4,750,000       5,058,750
Viking Star Shipping, 1st Pfd Ship Mortgage Notes, 9.625%, 7/15/2003                                 $  5,200,000       5,447,000
                                                                                                                    -------------
                                                                                                                       10,505,750
                                                                                                                    -------------
TOTAL FIXED INCOME SECURITIES
    (Cost $350,752,256)                                                                                               356,890,171
                                                                                                                    -------------
COMMON STOCKS & WARRANTS 0.32%
BROADCASTING 0.20%
Park Communications, Warrants^ (Exp 2004)                                                           $      45,000         908,100
                                                                                                                    -------------
RESTAURANTS 0.01%
AmeriKing Inc*                                                                                      $         750          37,500
TELECOMMUNICATIONS -  CELLULAR & WIRELESS 0.11%
Microcell Telecommunications
    Conditional Warrants (Exp 2006)*^                                                               $      34,000          21,250
    Warrants (Exp 2006)*^                                                                           $      34,000         497,250
                                                                                                                    -------------
                                                                                                                          518,500
                                                                                                                    -------------
TOTAL COMMON STOCKS & WARRANTS
    (Cost $1,125,078)                                                                                                   1,464,100
                                                                                                                    -------------
PREFERRED STOCKS 11.22%
BROADCASTING 5.99%
Chancellor Broadcasting, Conv Pfd^, 7.000%                                                          $     72,500        3,779,062

Chancellor Radio Broadcasting
    Exchangeable Pfd^, 12.000%                                                                      $     31,000        3,224,000
    Sr Cum Exchangeable Pfd, Series A, 12.250%~                                                     $     39,000        4,602,000
Granite Broadcasting, Exchangeable Pfd^, 12.750%~                                                   $      6,000        5,940,000
Paxson Communications, Cum Exchangeable Pfd, 12.500%~                                               $      4,750        4,773,750
SFX Broadcasting, Pfd, Series E, 12.625%~                                                           $     47,500        4,916,250
                                                                                                                    -------------
                                                                                                                       27,235,062
                                                                                                                    -------------

CABLE 1.54%
Cablevision Systems, Cum Exchangeable Pfd, Series H, 11.750%~                                       $     73,741        7,005,381
                                                                                                                    -------------
COMMUNICATIONS - EQUIPMENT & MANUFACTURING 1.23%
PanAmSat Corp, Mandatory Sr Redeemable Exchangeable Pfd, 12.750%~                                   $      4,643        5,612,734
                                                                                                                    -------------
RESTAURANTS 0.18%
AmeriKing Inc, Sr Cum Exchangeable Pfd, 13.000%~                                                    $     30,000          810,000
                                                                                                                    -------------
RETAIL 0.60%
Jitney-Jungle Stores of America, Sr Exchangeable Pfd, Class A^, 15.000%                             $     21,000        2,730,000
                                                                                                                    -------------
TELECOMMUNICATIONS -  LONG DISTANCE 0.79%
ICG Holdings, Mandatory Redeemable Exchangeable Pfd, 14.250%                                        $      3,221        3,607,520
                                                                                                                    -------------
TOTAL PREFERRED STOCKS
    (Cost $48,815,505)                                                                                                 51,060,697
                                                                                                                    -------------
OTHER SECURITIES 4.91%
BROADCASTING 1.10%
United International Holdings, Units (Each unit consists of one $1,000 face amount Sr
    Secured  Discount Note, Zero Coupon, 11/15/1999 and 1 wrnt to purchase 4.535 shrs of
    cmn stock                                                                                       $      6,800        5,032,000
                                                                                                                    -------------

ELECTRONICS 0.65%
Electronic Retailing  Systems  International,  Units^ (Each unit consists of one $1,000 face amount Sr Discount  Step-Up Note, Zero Coupon^^,  2/1/2004 and 1 wrnt to purchase
    17.23 shrs of cmn stock)                                                                        $      4,300        2,945,500
                                                                                                                    -------------
RETAIL 0.28%
InterAct  Systems,  Units^  (Each unit  consists  of one $1,000  face  amount Sr Discount
    Step-Up Note, Zero Coupon^^, 8/1/2003 and 1 wrnt to purchase 1 shr of cmn stock)                $      2,400        1,272,000
                                                                                                                    -------------
TELECOMMUNICATIONS - CELLULAR  & WIRELESS 2.88%
Globalstar LP/Globalstar Capital, Units^  (Each unit consists of one $1,000 face amount Sr
    Note,  11.375%, 2/15/2004 and 1 wrnt to purchase 2.0645 shrs of cmn stock)                      $      6,750        7,087,500
NEXTLINK Communications, Sr Exchangeable Units^ (Each unit consists of 1 shr of
    pfd stock and 1 warrant)                                                                        $     80,000        4,060,000
OpTel Inc, Units^ (Each unit consists of one $1,000 face amount Sr Note, 13.000%
    2/15/2005 and 1 shr of non-voting cmn stock)                                                    $      6,000        6,015,000
                                                                                                                    -------------
                                                                                                                       13,102,500
                                                                                                                    -------------
TOTAL OTHER SECURITIES
    (Cost $22,340,534)                                                                                                 22,352,000
                                                                                                                    -------------


SHORT-TERM INVESTMENTS -
    COMMERCIAL PAPER 5.12%
FINANCIAL 5.12%
Associates Corp of North America, 5.400%, 3/31/1997
    (Amortized Cost $23,284,000)                                                                    $ 23,284,000       23,284,000
                                                                                                                    -------------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
    (Cost $446,317,373#)                                                                                              455,050,968
                                                                                                                    =============

SELECT INCOME Fund
FIXED INCOME SECURITIES 95.43%
US Government Obligations 1.78%
US Treasury  Notes, 6.250%, 2/15/2007
 (Cost $4,888,921)
US Government Agency Obligations 24.42%                                                             $  5,000,000        4,890,625
Federal Home Loan Mortgage, Gold,Participation Certificates
    7.000%, 4/1/2008                                                                                $  4,401,901        4,407,271
    7.000%, 4/1/2024                                                                                $  4,450,231        4,363,941
    7.000%, 5/1/2024                                                                                $  8,589,823        8,423,267
    7.000%, 6/1/2024                                                                                $  4,208,378        4,126,777
    6.500%, 6/1/2010                                                                                $  2,452,835        2,415,699
    6.500%, 10/1/2010                                                                               $   4,414,71        4,338,866
    6.500%, 9/1/2011                                                                                $ 24,250,456       23,760,839
Federal National Mortgage Association, Gtd Mortgage Pass-Through
    Certificates, 7.500%, 12/1/2024                                                                 $  2,587,378        2,593,148
Government National Mortgage Association I, Pass-Through Certificates
    7.500%, 5/15/2022                                                                               $  4,173,062        4,191,716
    7.500%, 11/15/2023                                                                              $  8,345,959        8,374,752
                                                                                                                    -------------
    TOTAL US GOVERNMENT AGENCY OBLIGATIONS
    (Cost $65,140,728)                                                                                                 66,996,276
                                                                                                                    -------------
AEROSPACE & DEFENSE 1.20%
Howmet Corp, Sr Sub Notes,
    10.000%, 12/1/2003                                                                              $  3,000,000        3,285,000
                                                                                                                    -------------
AIRLINES 1.16%
Delta Air Lines, Equipment Trust Certificates, Series 1992C, 9.300%, 1/2/2010                       $  2,800,000        3,169,860
                                                                                                                    -------------
AUTOMOBILES 1.82%
General Motors Acceptance, Medium-Term Notes, 6.700%, 4/25/2001                                     $  5,000,000        4,985,770
                                                                                                                    -------------
BROADCASTING 7.27%
Benedek Broadcasting, Sr Secured Notes, 11.875%, 3/1/2005                                           $  2,600,000        2,912,000
EchoStar Communications, Sr Secured Discount Step-Up Notes, Zero Coupon^^, 6/1/2004                 $  7,000,000        6,020,000
TCI Satellite Entertainment, Sr Sub Notes^, 10.875%, 2/15/2007                                      $  4,000,000        4,040,000
Videotron Holdings PLC, Sr Discount Step-Up Notes, Zero Coupon^^, 7/1/2004                UK        $  8,000,000        6,980,000
                                                                                                                    -------------
                                                                                                                       19,952,000
                                                                                                                    -------------

BUILDING MATERIALS 2.48%
USG Corp
    Deb, 8.750%, 3/1/2017                                                                           $    200,000          207,500
    Sr Notes, 8.500%, 8/1/2005                                                                      $  6,340,000        6,593,600
                                                                                                                    -------------
                                                                                                                        6,801,100
                                                                                                                    -------------

CABLE 5.90%
Allbritton Communications, Sr Sub Deb, 11.500%, 8/15/2004                                           $  3,225,000        3,426,562
Continental Cablevision, Sr Sub Deb, 11.000%, 6/1/2007                                              $  5,200,000        5,902,385
Diamond Cable Communications PLC, Sr Discount Step-Up Notes^
    Zero Coupon^^, 2/15/2007                                                              UK        $  3,000,000        1,800,000
International CableTel, Sr Notes^, 10.000%, 2/15/2007                                     UK        $  5,000,000        5,075,000
                                                                                                                    -------------
                                                                                                                       16,203,947
                                                                                                                    -------------
COMPUTER RELATED 2.73%
International Business Machines, Deb, 7.125%, 12/1/2096                                             $  8,000,000        7,498,864
                                                                                                                    -------------
ELECTRIC UTILITIES 19.95%
Commonwealth Edison, Notes, 7.625%, 1/15/2007                                                       $  3,500,000        3,504,347
DQU-II Funding, Collateral Lease, 8.700%, 6/1/2016                                                  $  8,000,000        8,607,152
Enersis SA, Notes, 6.900%, 12/1/2006                                                      CI        $  5,250,000        5,076,304
New England Power, General & Refunding Mortgage, 8.000%, 8/1/2022                                   $  7,000,000        7,350,504
Niagara Mohawk Power, Secured Facil, 8.770%, 1/1/2018                                               $  3,000,000        2,880,654
North Atlantic Energy, 1st Mortgage Notes, Series A, 9.050%, 6/1/2002                               $  5,662,000        5,746,930
PSI Energy, Deb, 6.350%, 11/15/2006                                                                 $  4,750,000        4,700,358
Pennsylvania Power, 1st Mortgage, 6.375%, 9/1/2004                                                  $  5,000,000        4,726,930
Philadelphia Electric, 1st & Refunding Mortgage
    7.750%, 3/1/2023                                                                                $  5,000,000        4,942,345
    7.250%, 11/1/2024                                                                               $  4,500,000        4,245,993
Public Service of New Mexico, 1st Mortgage Notes, 9.000%, 5/1/2008                                  $  3,000,000        2,968,299
                                                                                                                    -------------
                                                                                                                       54,749,816
                                                                                                                    -------------
ENTERTAINMENT 3.24%
Time Warner Entertainment, Sr Deb, 8.375%, 3/15/2023                                                $  5,000,000        5,081,720
Viacom International, Sub Deb
    Series A, 7.000%, 7/1/2003                                                                      $  2,000,000        1,902,198
    Series B, 7.000%, 7/1/2003                                                                      $  2,000,000        1,902,198
                                                                                                                    -------------
                                                                                                                        8,886,116
                                                                                                                    -------------
FINANCIAL 1.83%
Abbey National PLC, Sub Notes, 7.350%, 10/29/2049                                         UK        $  5,000,000        5,019,900
                                                                                                                    -------------
FOODS 1.09%
Fage Dairy Industries SA, Sr Notes^, 9.000%, 2/1/2007                                     GR        $  3,000,000        2,977,500
                                                                                                                    -------------
GOLD & PRECIOUS METALS MINING 1.80%
Freeport McMoRan Copper & Gold, Sr Notes, 7.200%, 11/15/2026                                        $  5,000,000        4,949,755
                                                                                                                    -------------
HEALTH CARE DRUGS - PHARMACEUTICALS 2.66%
McKesson Corp, Sub Deb, 4.500%, 3/1/2004                                                            $ 8,430,000         7,286,791
                                                                                                                    -------------
INSURANCE 2.89%
Berkley (W R) Corp, Sr Notes, 6.250%, 1/15/2006                                                     $ 3,000,000         2,798,085
Veritas Holdings GmbH, Sr Notes^, 9.625%, 12/15/2003                                      GM        $ 5,000,000         5,137,500
                                                                                                                    -------------
                                                                                                                        7,935,585
                                                                                                                    -------------


INVESTMENT BANK/BROKER FIRM 1.85%
Donaldson Lufkin & Jenrette, Medium-Term Notes, 5.625%, 2/15/2016                                   $ 3,000,000         2,850,087
Lehman Brothers Holdings, Sr Notes, 8.800%, 3/1/2015                                                $ 2,000,000         2,222,714
                                                                                                                    -------------
                                                                                                                        5,072,801
                                                                                                                    -------------
MACHINERY 1.29%
Perez Companc SA, Sr Unsecured Bonds^, 9.000%, 1/30/2004                                  AR        $ 3,500,000         3,552,500
                                                                                                                    -------------
OIL & GAS RELATED 0.75%
Clark Oil & Refining, Sr Notes, 10.500%, 12/1/2001                                                  $ 1,990,000         2,064,625
                                                                                                                    -------------
PERSONAL CARE 0.72%
Revlon Worldwide, Sr Secured Discount Notes^, Zero Coupon, 3/15/2001                                $ 3,000,000         1,968,750
                                                                                                                    -------------
PUBLISHING 3.82%
Affiliated Newspaper Investments, Sr Discount Step-Up Deb, Zero Coupon^^, 7/1/2006                  $ 3,000,000         2,550,000
News America Holdings, Sr Deb, 7.430%, 10/1/2026                                                    $ 3,000,000         3,057,270
Time Warner, Deb, 6.850%, 1/15/2026                                                                 $ 5,000,000         4,868,190
                                                                                                                    -------------
                                                                                                                       10,475,460
                                                                                                                    -------------
REAL ESTATE INVESTMENT TRUST 1.43%
CEI Citicorp Holdings, Bonds^, 9.750%, 2/14/2007                                          AR        $ 4,000,000         3,930,000
                                                                                                                    -------------
SAVINGS & LOAN 0.74%
Western Financial Savings Bank, Sub Capital Deb, 8.500%, 7/1/2003                                   $ 2,000,000         2,038,168
                                                                                                                    -------------
TELECOMMUNICATIONS - CELLULAR & WIRELESS 1.40%
Comcast Cellular, Sr Participating Redeemable Notes, Series B, Zero Coupon, 3/5/2000                $ 3,000,000         2,175,000
Microcell Telecommunications, Sr Discount Step-Up Notes, Series B
    Zero Coupon^^, 6/1/2006                                                                         $ 3,000,000         1,680,000
                                                                                                                    -------------
                                                                                                                        3,855,000
                                                                                                                    -------------
TELECOMMUNICATIONS - LONG DISTANCE 1.21%
McLeod Inc, Sr Discount Step-Up Notes^, Zero Coupon^^, 3/1/2007                                     $ 5,500,000         3,327,500
    TOTAL CORPORATE BONDS                                                                                           -------------
    (Cost $189,753,066)                                                                                               189,986,808
                                                                                                                    -------------
TOTAL FIXED INCOME SECURITIES
    (Cost $259,782,715)                                                                                               261,873,709
                                                                                                                    -------------
WARRANTS 0.07%
TELECOMMUNICATIONS - CELLULAR & WIRELESS 0.07%
Microcell Telecommunications
    Conditional Warrants (Exp 2006)*^                                                               $    12,000            7,500
    Warrants (Exp 2006)*^                                                                           $    12,000          175,500
                                                                                                                   -------------
TOTAL WARRANTS
    (Cost $120,626)                                                                                                      183,000
                                                                                                                   -------------





OTHER SECURITIES 0.75%
TELECOMMUNICATIONS - CELLULAR & WIRELESS 0.75%
Globalstar LP/Globalstar Capital, Units^ (Each unit consists of one $1,000 face amount Sr
    Note, 11.375%, 2/15/2004 and 1 wrnt to purchase 2.0645 shrs of cmn stock)                       $      1,000      1,050,000
OpTel Inc, Units^ (Each unit consists of one $1,000 face amount Sr Note, 13.000%
    2/15/2005 and 1 wrnt to purchase 1 shr of non-voting cmn stock)                                 $      1,000      1,002,500
                                                                                                                  -------------
TOTAL OTHER SECURITIES
    (Cost $2,000,000)                                                                                                 2,052,500
                                                                                                                  -------------
SHORT-TERM INVESTMENTS -
    COMMERCIAL PAPER 3.75%
FINANCIAL 3.75%
American General, 5.350%, 3/3/1997
    (Amortized Cost $10,306,000)                                                                    $ 10,306,000     10,306,000
                                                                                                                  -------------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
    (Cost $272,209,341#)                                                                                            274,415,209
                                                                                                                  =============

SHORT-TERM BOND Fund
FIXED INCOME SECURITIES 80.88%
US Government Obligations 25.33%
US Treasury Notes
    5.875%, 11/15/1999                                                                              $  2,500,000     2,481,250
    5.875%, 2/15/2000                                                                               $  1,000,000       990,937
    TOTAL US GOVERNMENT OBLIGATIONS
    (Cost $3,494,829)                                                                                                3,472,187
                                                                                                                 -------------
US Government Agency Obligations 26.96%
Federal Home Loan Mortgage, Gold, Participation Certificates
    7.000%, 6/1/2009                                                                                $  1,210,434     1,209,816
    7.000%, 1/1/2012                                                                                $  2,492,308     2,485,299
                                                                                                                 -------------
    TOTAL US GOVERNMENT AGENCY OBLIGATIONS
    (Cost $3,691,927)                                                                                                3,695,115
                                                                                                                 -------------
Corporate Bonds 28.59%
AUTOMOBILES 5.47%
General Motors Acceptance, Pass-Through Trust, Series 1997^, 6.500%, 1/17/2000                      $    750,000       749,063
                                                                                                                 -------------
CABLE 3.47%
Allbritton Communications, Sr Sub Deb, 11.500%, 8/15/2004                                           $    250,000       265,625
Century Communications, Sr Sub Notes, 11.875%, 10/15/2003                                           $    200,000       210,000
                                                                                                                 -------------
                                                                                                                       475,625
                                                                                                                 -------------
ELECTRIC UTILITIES 1.81%
PSI Energy, Deb, 6.350%, 11/15/2006                                                                 $    250,000       247,387
                                                                                                                 -------------


FINANCIAL 9.65%
Chrysler Financial, Notes, 6.500%, 6/15/1998                                                        $    470,000       472,034
Ford Motor Credit, Medium-Term Notes, 5.813%, 2/1/1999                                              $    450,000       451,134
United States Leasing International, Medium-Term Notes, 5.828%, 11/16/1998                          $    400,000       399,920
                                                                                                                 -------------
                                                                                                                     1,323,088
                                                                                                                 -------------
OIL & GAS RELATED 1.51%
Clark Oil & Refining, Sr Notes, 10.500%, 12/1/2001                                                  $    200,000       207,500
                                                                                                                 -------------
PERSONAL CARE 1.92%
Revlon Worldwide, Sr Secured Discount Notes^, Zero Coupon, 3/15/2001                                $    400,000       262,500
                                                                                                                 -------------
REAL ESTATE INVESTMENT TRUST 1.86%
Fisher Brothers Financial Realty, Secured Notes, 10.750%, 12/17/2000                                $    250,000       254,713
                                                                                                                 -------------
TELECOMMUNICATIONS - CELLULAR & WIRELESS 2.90%
PanAmSat LP/PanAmSat Capital,
    Sr Sub Discount Step-Up Notes Zero Coupon^^, 8/1/2003                                           $    200,000       189,000
Rogers Cantel Mobile, Gtd Sr Sub Notes, 11.125%, 7/15/2002                                          $    200,000       209,000
                                                                                                                 -------------
                                                                                                                       398,000
  TOTAL CORPORATE BONDS                                                                                          -------------
    (Cost $3,926,936)                                                                                                3,917,876
TOTAL FIXED INCOME SECURITIES
    (Cost $11,113,692)                                                                                              11,085,178
                                                                                                                 -------------
SHORT-TERM  INVESTMENTS-
  REPURCHASE  AGREEMENTS  19.12%
    due 3/3/1997 at 5.280%, repurchased at $2,621,153 (Collateralized by
    US Treasury Bonds due 11/15/2009 at 10.375%, value $2,739,036)
    (Cost $2,620,000)                                                                               $  2,620,000     2,620,000
                                                                                                                 -------------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
    (Cost $13,733,692)
    (Cost for Income Tax Purposes $13,736,583)                                                                      13,705,178
                                                                                                                 -------------

U.S. GOVERNMENT SECURITIES Fund
FIXED INCOME SECURITIES 92.43%
US Government Obligations 48.34%
US Treasury Bonds
    8.125%, 8/15/2019                                                                               $  5,000,000    5,668,750
    8.125%, 5/15/2021                                                                               $ 10,000,000   11,365,620
    6.500%, 11/15/2026                                                                              $  9,000,000    8,600,625
                                                                                                                -------------
    TOTAL US GOVERNMENT OBLIGATIONS
    (Cost $25,272,299)                                                                                             25,634,995
                                                                                                                -------------
US Government Agency Obligations 44.09%
Federal Home Loan Mortgage, Gold, Participation Certificates
    6.500%, 4/1/2026                                                                                $ 14,715,314   14,023,841


Government National Mortgage Association I, Pass-Through Certificates
    6.500%, 4/15/2026                                                                               $  9,856,570    9,361,178
                                                                                                                -------------
    TOTAL US GOVERNMENT AGENCY OBLIGATIONS
    (Cost $23,149,439)                                                                                             23,385,019
                                                                                                                -------------
    TOTAL FIXED INCOME SECURITIES
    (Cost $48,421,738)                                                                                             49,020,014
                                                                                                                -------------
SHORT-TERM  INVESTMENTS -
    REPURCHASE  AGREEMENTS  7.57%
Repurchase Agreement with State Street Trust Co dated 2/28/1997 due 3/3/1997  at 5.280%, repurchased  at  $4,015,766 (Collateralized by
    US Treasury Notes due 11/15/2009 at 10.375%, value $4,201,566)
    (Cost $4,014,000)                                                                               $  4,014,000    4,014,000
                                                                                                                -------------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
    (Cost $52,435,738)
    (Cost for Income Tax Purposes $52,495,269)                                                                     53,034,014
                                                                                                                -------------

^^ Step up bonds are obligations which increase the interest payment rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.

* Security is non-income producing.

~ Security may make interest payments in other types of securities or cash.

# Also represents cost for income tax purposes.

^ The following are restricted securities at February 28, 1997:

                                                                                                                        Value as
                                                                                    Acquisition     Acquisition           % of
Description                                                                             Date(s)          Cost            Net Assets
------------------------------------------------------------------------------------------------------------------------------------

High Yield Fund
Chancellor Broadcasting, Conv Pfd, 7.000%                                              1/17/97        $3,625,000             0.83%
Chancellor Radio Broadcasting, Exchangeable Pfd, 12.000%                               1/17/97-
                                                                                       2/18/97         3,125,000             0.71
Diamond Cable Communications PLC, Sr Discount Step-Up Notes
    Zero Coupon, 2/15/2007                                                             2/21/97         7,133,760             1.58
Electronic Retailing Systems International, Units                                      1/21/97         2,918,969             0.65
Forcenergy Inc, Sr Sub Notes, 8.500%, 2/15/2007                                        2/11/97         1,738,415             0.38
Globalstar LP/Globalstar Capital, Units                                                2/13/97         6,750,000             1.56
Gorges/Quick-to-Fix Foods, Sr Sub Notes, 11.500%, 12/1/2006                            11/21/96-
                                                                                       12/12/96          816,000             0.18
Granite Broadcasting, Exchangeable Pfd, 12.750%                                        1/28/97-
                                                                                       2/25/97         5,980,000             1.31
InterAct Systems, Units                                                                7/30/96         1,599,816             0.28
Jitney-Jungle Stores of America, Sr Exchangeable Pfd, Class A, 15.000%                 1/23/97         2,731,260             0.60
McLeod Inc, Sr Discount Step-Up Notes, Zero Coupon, 3/1/2007                           2/27/97         8,400,000             1.86
Microcell Telecommunications
    Conditional Warrants                                                               11/20/96          170,210             0.00
    Warrants                                                                           11/20/96          170,210             0.11
NEXTLINK Communications, Sr Exchangeable Units                                         1/21/97         4,000,000             0.89
Omnipoint Corp, Sr Notes, Series A, 11.625%, 8/15/2006                                 11/21/96-
                                                                                       11/22/96        3,931,425             0.83
Optel Inc, Units                                                                       2/7/97          6,000,000             1.32
Park Communications, Warrants                                                          11/7/96           752,050             0.20
Revlon Worldwide, Sr Secured
    Discount Notes, Zero Coupon,
    3/15/2001                                                                          2/28/97         5,247,200             1.15
Statia Terminals International
    NV/Statia Terminals Canada
    1st Mortgage Notes, Series A,
    11.750%, 11/15/2003                                                                2/27/97         5,076,563             1.11





TCI Satellite Entertainment, Sr Sub Discount Step-Up Notes
    Zero Coupon, 2/15/2007                                                            2/14/97-
                                                                                      2/24/97         8,035,400              1.76
                                                                                                                     -------------
                                                                                                                            17.31%
                                                                                                                     =============
Select Income Fund
CEI Citicorp Holdings, Bonds, 9.750%, 2/14/2007                                       2/14/97         3,989,720              1.46%
Diamond Cable Communications PLC, Sr Discount Step-Up Notes
    Zero Coupon, 2/15/2007                                                            2/21/97         1,783,440              0.67
Fage Dairy Industries SA, Sr Notes, 9.000%, 2/1/2007                                  2/6/97          2,940,000              1.11
Globalstar LP/Globalstar Capital, Units                                               2/13/97         1,000,000              0.39
International CableTel, Sr Notes, 10.000%, 2/15/2007                                  2/7/97          5,000,000              1.89
McLeod Inc, Sr Discount Step-Up Notes, Zero Coupon, 3/1/2007                          2/27/97         3,300,000              1.24
Microcell Telecommunications
    Conditional Warrants                                                              11/20/96           60,313              0.00
    Warrants                                                                          11/20/96           60,313              0.07
OpTel Inc, Units                                                                      2/7/97          1,000,000              0.37
Perez Companc SA, Sr Unsecured Bonds, 9.000%, 1/30/2004                               1/23/97         3,500,000              1.32
Revlon Worldwide, Sr Secured Discount Notes, Zero Coupon, 3/15/2001                   2/28/97         1,967,700              0.73
TCI Satellite Entertainment, Sr Sub Notes, 10.875%, 2/15/2007                         2/14/97         4,000,000              1.50
Veritas Holdings GmbH, Sr Notes, 9.625%, 12/15/2003                                   12/11/96        5,000,000              1.91
                                                                                                                     -------------
                                                                                                                            12.66%
                                                                                                                     =============
Short-Term Bond Fund
General Motors Acceptance, Pass-Through Trust, Series 1997
    6.500%, 1/17/2000                                                                 1/8/97            749,055              5.56%
Revlon Worldwide, Sr Secured Discount Notes, Zero Coupon, 3/15/2001                   2/28/97           262,360              1.95
                                                                                                                     -------------

                                                                                                                             7.51%
                                                                                                                     =============

Summary of Investments by Country

                                                                                                        % of
                                                                                         Country     Investment
Country                                                                                  Code        Securities           Value
------------------------------------------------------------------------------------------------------------------------------------

High Yield Fund
Argentina                                                                                AR             0.87%           $ 3,965,625
Canada                                                                                   CA              1.72             7,841,650
Germany                                                                                  GM              0.88             3,982,500
Mexico                                                                                   MX              0.49             2,244,000
United Kingdom                                                                           UK              6.68            30,391,750
United States                                                                            US             89.36           406,625,443
                                                                                                       -----------------------------
                                                                                                       100.00%         $455,050,968

                                                                                                       =============================
Select Income Fund
Argentina                                                                                AR              2.73%         $  7,482,500
Chile                                                                                    CI              1.85             5,076,304
Germany                                                                                  GM              1.87             5,137,500
Greece                                                                                   GR              1.08             2,977,500
United Kingdom                                                                           UK              6.88            18,874,900
United States                                                                            US             85.59           234,866,505
                                                                                                       -----------------------------
                                                                                                       100.00%         $274,415,209

                                                                                                       =============================

See Notes to Financial Statements

INVESCO Income Funds, Inc.
Statement of Assets and Liabilities
February 28, 1997
UNAUDITED

                                                                                                                     U.S.
                                                                 High            Select          Short-Term      Government
                                                                Yield            Income              Bond        Securities
                                                                 Fund             Fund               Fund           Fund
                                                         -------------------------------------------------------------------
ASSETS
Investment Securities:
    At Cost~                                             $ 446,317,373      $ 272,209,341       $  13,733,692  $  52,435,738
                                                         ===================================================================
    At Value~                                            $ 455,050,968      $ 274,415,209       $  13,705,178  $  53,034,014
Cash                                                         2,019,444            8 9,988                   0         20,008
Receivables:
    Investment Securities Sold                              20,855,608          8,041,311             256,085        134,408
    Fund Shares Sold                                         2,411,681            940,187               5,310        589,922
    Dividends and Interest                                   5,989,597          3,120,693               3,713        445,521
Prepaid Expenses and Other Assets                               95,167            319,015              75,749        115,918
                                                         -------------------------------------------------------------------
TOTAL ASSETS                                               486,422,465        286,926,403          14,136,035     54,339,791
                                                         -------------------------------------------------------------------
LIABILITIES
Payables:
    Custodian                                                        0                 0              259,476              0
    Distributions to Shareholders                              435,256           177,745                2,586         18,854
    Investment Securities Purchased                         29,298,103        17,039,325              262,360              0
    Fund Shares Repurchased                                  1,364,082           627,644              125,064        276,450
Accrued Distribution Expenses                                   85,418            51,630                2,568         10,381
Accrued Expenses and Other Payables                             37,726            23,044                9,627          8,523
                                                         -------------------------------------------------------------------
TOTAL LIABILITIES                                           31,220,585        17,919,388              661,681        314,208
                                                         -------------------------------------------------------------------
Net Assets at Value                                      $ 455,201,880      $269,007,015        $  13,474,354  $  54,025,583
                                                         ===================================================================
NET ASSETS
Paid-in Capital*                                         $ 435,030,466      $263,737,408        $  13,888,741  $  53,375,293


Accumulated Undistributed (Distributions
    in Excess of) Net Investment Income
    (See Note 1)                                             (157,793)         (100,882)              (60,089)        13,766
Accumulated Undistributed Net Realized
    Gain (Loss) on Investment Securities
    and Foreign Currency Transactions                       11,595,612         3,164,621             (325,784)        38,248



Net Appreciation (Depreciation) of Investment Securities
    and Foreign Currency Transactions                        8,733,595         2,205,868              (28,514)       598,276
                                                         -------------------------------------------------------------------
Net Assets at Value                                        455,201,880       269,007,015        13,474,354        54,025,583
                                                         ===================================================================
Shares Outstanding                                          62,583,010        41,012,859         1,423,185         7,364,596
Net Asset Value, Offering and Redemption
    Price per Share                                               7.27              6.56              9.47              7.34
                                                         ===================================================================

~ Investment securities at cost and value at February 28, 1997 include repurchase agreements of $2,620,000 and $4,014,000 for Short-Term Bond and U.S. Government Securities Funds, respectively.

* The Fund has 600 million authorized shares of common stock, par value $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

INVESCO Income Funds, Inc.
Statement of Operations
Six Months Ended February 28, 1997
UNAUDITED

                                                                                                                   U.S.
                                                                 High            Select        Short-Term        Government
                                                                Yield            Income           Bond           Securities
                                                                 Fund              Fund           Fund              Fund
                                                       ---------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Interest                                                $  20,130,928     $  10,740,418        $  378,492      $  1,896,742
Dividends                                                      95,279                 0                 0                 0
                                                       ---------------------------------------------------------------------
    TOTAL INCOME                                           20,226,207        10,740,418           378,492         1,896,742
                                                       ---------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                      983,497           727,418            29,067           154,437
Distribution Expenses                                         520,832           330,658            14,533            70,207
Transfer Agent Fees                                           326,331           397,491            29,503            93,025
Administrative Fees                                            36,309            24,898             5,930             9,272
Custodian Fees and Expenses                                    37,486            32,354             3,331             6,730
Directors' Fees and Expenses                                   13,316             9,977             3,791             4,816
Professional Fees and Expenses                                 17,555            14,247             6,271             9,122


Registration Fees and Expenses                                 45,913            31,062            11,835            16,111
Reports to Shareholders                                       107,487            30,955             2,684             8,183
Other Expenses                                                 11,285             8,174             1,904             1,626
                                                       ---------------------------------------------------------------------
    TOTAL EXPENSES                                          2,100,011         1,607,234           108,849           373,529
    Fees and Expenses Absorbed by
    Investment Adviser                                              0          (265,988)          (60,401)          (89,683)
    Fees and Expenses Paid Indirectly                         (26,570)          (15,955)           (1,647)           (3,087)
                                                       ---------------------------------------------------------------------
    NET EXPENSES                                            2,073,441         1,325,291            46,801           280,759
                                                       ---------------------------------------------------------------------
NET INVESTMENT INCOME                                      18,152,766         9,415,127           331,691         1,615,983
                                                       ---------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities
    and Foreign Currency Transactions                      12,509,261         3,164,295             1,018           489,377
Change in Net Appreciation of Investment
    Securities and Foreign Currency Transactions           15,012,105         6,464,599           119,771           937,184
                                                        --------------------------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES                          27,521,366         9,628,894           120,789         1,426,561
                                                        --------------------------------------------------------------------
Net Increase in Net Assets from Operations                 45,674,132        19,044,021           452,480         3,042,544
                                                        ====================================================================

See Notes to Financial Statements




INVESCO Income Funds, Inc.
Statement of Changes in Net Assets

                                                                 High Yield Fund               Select Income Fund
                                                           Six Months         Year        Six Months           Year
                                                             Ended           Ended           Ended             Ended
                                                          February 28      August 31      February 28        August 31
                                                       -------------------------------  --------------------------------
                                                            1997              1996            1997              1996
                                                         UNAUDITED                          UNAUDITED
OPERATIONS
Net Investment Income                                  $  18,152,766     $  31,275,377     $  9,415,127   $  18,298,634
Net Realized Gain on Investment Securities
    and Foreign Currency Transactions                     12,509,261        13,285,701        3,164,295       3,393,400
Change in Net Appreciation (Depreciation) of
    Investment Securities and Foreign
    Currency Transactions                                 15,012,105        (8,092,678)       6,464,599     (10,577,175)
                                                       -------------------------------- --------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                45,674,132        36,468,400       19,044,021      11,114,859
                                                       -------------------------------  --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                    (18,309,550)      (31,275,377)      (9,540,036)    (18,298,634)
In Excess of Net Investment Income                                 0            (1,009)               0        (236,099)
Net Realized Gain on Investment Securities                (1,811,000)                0       (1,166,065)       (928,028)
                                                       -------------------------------- --------------------------------
TOTAL DISTRIBUTIONS                                      (20,120,550)      (31,276,386)     (10,706,101)    (19,462,761)
                                                       -------------------------------- --------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                            298,812,973       521,528,845       68,098,625     183,060,076
Reinvestment of Distributions                             16,517,064        26,085,121        9,380,784      17,478,881
                                                       -------------------------------- --------------------------------
                                                         315,330,037       547,613,966       77,479,409     200,538,957
                                                       -------------------------------- --------------------------------
Amounts Paid for Repurchases of Shares                  (260,882,983)     (466,563,331)     (74,903,170)   (150,695,392)
NET INCREASE IN NET ASSETS
    FROM FUND SHARE TRANSACTIONS                          54,447,054        81,050,635        2,576,239      49,843,565
                                                       -------------------------------- --------------------------------



Total Increase in Net Assets                              80,000,636        86,242,649       10,914,159      41,495,663
NET ASSETS
Beginning of Period                                      375,201,244       288,958,595      258,092,856     216,597,193
                                                       -------------------------------- --------------------------------
End of Period                                          $ 455,201,880     $ 375,201,244     $269,007,015   $ 258,092,856
                                                       ================================ ================================
Accumulated Undistributed (Distributions
    in Excess of) Net Investment Income
    Included in Net Assets at End of Period
    (See Note 1)                                       $    (157,793)    $      (1,009)    $   (100,882)  $      24,027

               ------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                               42,302,993        76,321,844       10,452,411      27,935,727
Shares Issued from Reinvestment of
    Distributions                                          2,354,696         3,819,405        1,434,260       2,677,261
                                                       -------------------------------- --------------------------------
                                                          44,657,689        80,141,249       11,886,671      30,612,988
Shares Repurchased                                       (36,909,855)      (68,212,157)     (11,503,628)    (23,097,234)
                                                       -------------------------------- --------------------------------
Net Increase in Fund Shares                                7,747,834        11,929,092          383,043       7,515,754
                                                       ================================ ================================
See Notes to Financial Statements


INVESCO Income Funds, Inc.
Statement of Changes in Net Assets (Continued)

                                                                 Short-Term                    U.S. Government
                                                                  Bond Fund                       Securities Fund
                                                           Six Months      Year          Six Months            Year
                                                             Ended         Ended             Ended             Ended
                                                          February 28     August 31       February 28         August 31
                                                      -------------------------------    -------------------------------
                                                              1997            1996            1997              1996
                                                           UNAUDITED                       UNAUDITED
OPERATIONS
Net Investment Income                                 $   331,691      $    518,996      $  1,615,983     $  2,440,065
Net Realized Gain (Loss) on Investment
    Securities and Foreign Currency
    Transactions                                            1,018           (36,906)          489,377          687,053
Change in Net Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency Transactions                                 119,771           (88,336)          937,184       (3,007,303)
                                                      -------------------------------    -------------------------------
NET INCREASE IN NET ASSETS
    FROM OPERATIONS                                       452,480           393,754         3,042,544          119,815
                                                      -------------------------------    -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                    (391,780)         (518,996)       (1,602,217)      (2,440,065)
In Excess of Net Investment Income                              0            (2,069)                0          (57,412)
                                                      -------------------------------    -------------------------------
TOTAL DISTRIBUTIONS                                      (391,780)         (521,065)       (1,602,217)      (2,497,477)
                                                      -------------------------------    -------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                           8,982,229        19,759,334        56,283,245       85,568,163
Reinvestment of Distributions                             317,353           477,042         1,479,461        2,279,230
                                                      -------------------------------    -------------------------------
                                                        9,299,582        20,236,376        57,762,706       87,847,393
Amounts Paid for Repurchases of Shares                 (6,620,512)      (18,353,980)      (59,791,032)     (68,943,386)
                                                      -------------------------------    -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM FUND SHARE TRANSACTIONS                        2,679,070         1,882,396        (2,028,326)      18,904,007
                                                      -------------------------------    -------------------------------
Total Increase (Decrease) in Net Assets                 2,739,770         1,755,085          (587,999)      16,526,345
NET ASSETS
Beginning of Period                                    10,734,584         8,979,499        54,613,582       38,087,237
                                                      -------------------------------    -------------------------------
End of Period                                          13,474,354        10,734,584        54,025,583       54,613,582
                                                      ===============================    ===============================
Accumulated Undistributed Net Investment
    Income Included in Net Assets at
    End of Period (See Note 1)                        $   (60,089)     $          0      $     13,766     $          0



FUND SHARE TRANSACTIONS
Shares Sold                                               947,004         2,075,335         7,553,879       11,508,907
Shares Issued from Reinvestment
    of Distributions                                       33,422            50,130           199,554          305,421
                                                      -------------------------------    -------------------------------
                                                          980,426         2,125,465         7,753,433       11,814,328
Shares Repurchased                                       (698,128)       (1,925,401)       (8,027,472)      (9,263,315)
                                                      -------------------------------    -------------------------------
Net Increase (Decrease) in Fund Shares                    282,298           200,064          (274,039)       2,551,013
                                                      ===============================    ===============================

See Notes to Financial Statements



INVESCO Income Funds, Inc.
Notes to Financial Statements
UNAUDITED
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Income Funds, Inc. (the "Fund") was incorporated in Maryland and presently consists of four separate Funds: High Yield Fund, Select Income Fund, Short-Term Bond Fund and U.S. Government Securities Fund. The investment objectives of the Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek a high level of current income with minimum fluctuation in principal value while maintaining liquidity for Short-Term Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. The Fund is
registered  under  the  Investment   Company  Act  of  1940  (the  "Act")  as  a
diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
  A. SECURITY VALUATION - Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
         Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
         Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
         If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.
         Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
         Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium is recorded on the accrual basis. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.
         High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.
         Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of each Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks
    to  sell.  In  addition,   these  securities  may  exhibit  greater  price
    volatility than securities for which secondary markets exist.
         The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or
    economic  conditions  and/or  possible   impositions  of  adverse  foreign
    governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
         The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
         Investments  in  securities  of  governmental   agencies  may  only  be
    guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the United States.
         Effective September 1, 1996, the Fund began accruing income using the effective interest method which includes amortizing premiums on purchases of portfolio securities as adjustments to income. This method of recording income more closely reflects the economics of holding and disposing of debt instruments. Prior to September 1, 1996, the Fund accrued coupon interest income and original issue discount and accounted for purchased premiums as capital gains or losses when realized upon disposition of the associated security. The cumulative effect of applying this accounting change was to decrease accumulated undistributed (distributions in excess
    of) net investment income by $165,928, $145,676, $60,089 and $14,584 for
    High Yield, Select Income, Short-Term Bond and U.S. Government Securities Funds, respectively. Such accounting change had no effect on net asset value per share.
D.  FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At August 31, 1996, Short-Term Bond Fund had $64, $285,423 and $17,095, in net capital loss carryovers which expire in the years 2002, 2003 and 2004, respectively. At August 31, 1996, U.S. Government Securities Fund had $434,697, in net capital loss carryovers which expire in the year 2003.
         Short-Term Bond Fund incurred and elected to defer post-October 31 net capital losses of $24,220 to the year ended August 31, 1997. To the extent future capital gains are offset by capital loss carryovers and deferred
    post  October  31  losses,   such  gains  will  not  be   distributed   to
    shareholders.
         Net  capital  loss  carryovers  utilized in 1996 by High Yield and U.S.
    Government   Securities   Funds   amounted  to  $6,030,690  and  $646,073,
    respectively.
         Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Reinvestment of dividends is effected at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities.
G. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
         Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                             AVERAGE NET ASSETS
                                                 ----------------------------------------------
                                                    $0 to      $300 Million              Over
                                                     $300           to $500              $500
Fund                                              Million           Million           Million
-----------------------------------------------------------------------------------------------
High Yield Fund                                     0.50%             0.40%             0.30%
Select Income Fund                                  0.55%             0.45%             0.35%
Short-Term Bond Fund                                0.50%             0.40%             0.30%
U.S. Government Securities Fund                     0.55%             0.45%             0.35%

    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of each Fund are made by ITC. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $26.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    A plan of distribution pursuant to Rule 12b-1 of the Act provides for reimbursement of marketing and advertising expenditures to IFG (the "Distributor") to a maximum of 0.25% of average annual net assets. Amounts accrued by the Fund are available to reimburse the Distributor for actual expenditures incurred within a rolling twelve-month period. For the six months ended February 28, 1997, High Yield, Select Income, Short-Term Bond and U.S. Government Securities Funds paid the Distributor $514,253, $334,219, $14,208 and

$71,021, respectively, for reimbursement of expenses incurred. Effective January 1, 1997, the Rule 12b-1 distribution plan was modified by action of the Board of Directors so that the Fund compensates IFG for permissable activities and services in connection with the distribution of each Fund's shares. Accordingly, the above amounts reflect reimbursements under the plan for the four months ended December 31, 1996 and compensation under the plan for the two months ended February 1997.
    IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by High Yield, Select Income and U.S. Government Securities Funds and IFG and ITC have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Short-Term Bond Fund.
NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 1997, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                                            Purchases             Sales
---------------------------------------------------------------------------------------------
High Yield Fund                                                $878,599,524      $836,112,221
Select Income Fund                                              356,198,266       343,238,044
Short-Term Bond Fund                                              3,360,257         3,315,273

The aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

Fund                                                            Purchases             Sales
---------------------------------------------------------------------------------------------
Select Income Fund                                              $19,847,619       $30,160,854
Short-Term Bond Fund                                              9,482,984         7,979,967
U.S. Government Securities Fund                                  33,097,421        30,540,481

NOTE 4 - APPRECIATION AND DEPRECIATION. At February 28, 1997, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:

                                                                                     Net
                                                Gross             Gross         Appreciation
Fund                                         Appreciation      Depreciation    (Depreciation)
---------------------------------------------------------------------------------------------
High Yield Fund                              $11,377,831       $2,644,236       $8,733,595
Select Income Fund                             4,253,333        2,047,465        2,205,868
Short-Term Bond Fund                               9,818           41,223          (31,405)
U.S. Government Securities Fund                  741,886          203,141          538,745

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or ITC.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate of 40% of the retainer fee at the time of retirement.

    Pension expenses for the six months ended February 28, 1997, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                Unfunded
                                                 Pension        Accrued           Pension
Fund                                             Expenses     Pension Costs      Liability
---------------------------------------------------------------------------------------------
High Yield Fund                                   $3,101          $12,429          $24,168
Select Income Fund                                 2,178            6,798           14,442
Short-Term Bond Fund                                  84              387              745
U.S.  Government Securities Fund                     417             1742            3,385


NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At February 28, 1997, there were no such borrowings.

              ---------------------------------------------------------

Other Information
UNAUDITED

On October 22, 1996, a special meeting of the shareholders of High Yield Fund was held at which approval of the modification of the Fund's fundamental investment policy concerning illiquid and Rule 144A securities (Proposal 1), unseasoned issuers (Proposal 2) and holding equity securities (Proposal 3) were ratified. The following is a report of the votes cast:


Proposal                                 For          Against     Withheld/Abstain    Total
------------------------------------------------------------------------------------------------

Proposal 1                            22,870,928      2,387,924      1,622,252     26,881,104
Proposal 2                            22,653,291      2,579,717      1,648,095     26,881,103
Proposal 3                            23,250,368      2,016,355      1,614,381     26,881,104

On January 31, 1997, a special meeting of the shareholders of the Fund was held at which the eleven directors identified below were elected, the selection of Price Waterhouse LLP as independent accountants (Proposal 1), the approval of a new  invesment  advisory  agreement  with  INVESCO  Funds  Group,  Inc.  ("IFG")
(Proposal  2) and a new  sub-advisory  agreement  between IFG and INVESCO  Trust
Company (Proposal 3) were ratified. The following is a report of the votes cast:


Nominee/Proposal                         For          Against     Withheld/Abstain    Total
------------------------------------------------------------------------------------------------
High Yield Fund
Charles W. Brady                      43,882,057              0      1,476,938     45,358,995
Dan J. Hesser                         43,898,111              0      1,460,884     45,358,995
Fred A. Deering                       43,916,024              0      1,442,971     45,358,995
Victor L. Andrews                     43,879,675              0      1,479,320     45,358,995
Bob R. Baker                          43,837,411              0      1,521,584     45,358,995
Lawrence H. Budner                    43,888,671              0      1,470,324     45,358,995
Daniel D. Chabris                     43,865,646              0      1,493,349     45,358,995
A.D. Frazier, Jr.                     43,898,607              0      1,460,388     45,358,995
Hubert L. Harris, Jr.                 43,983,343              0      1,375,652     45,358,995
Kenneth T. King                       43,842,718              0      1,516,277     45,358,995
John W. McIntyre                      43,885,404              0      1,473,591     45,358,995

Proposal 1                            43,148,906        685,723      1,524,365     45,358,994
Proposal 2                            42,067,083      1,316,563      1,975,349     45,358,995
Proposal 3                            41,973,001      1,355,285      2,030,709     45,358,995

Select Income Fund
Charles W. Brady                      26,089,541              0        675,833     26,765,374
Dan J. Hesser                         26,099,723              0        665,651     26,765,374
Fred A. Deering                       26,072,995              0        692,379     26,765,374
Victor L. Andrews                     26,064,029              0        701,345     26,765,374
Bob R. Baker                          26,024,311              0        741,063     26,765,374
Lawrence H. Budner                    26,062,380              0        702,994     26,765,374
Daniel D. Chabris                     26,029,325              0        736,049     26,765,374
A.D. Frazier, Jr.                     26,097,516              0        667,858     26,765,374
Hubert L. Harris, Jr.                 26,100,155              0        665,219     26,765,374
Kenneth T. King                       26,046,669              0        718,705     26,765,374
John W. McIntyre                      26,073,901              0        691,473     26,765,374
Proposal 1                            25,979,691        225,567        560,117     26,765,375
Proposal 2                            25,426,341        489,759        849,273     26,765,373
Proposal 3                            25,402,489        516,755        846,129     26,765,373

Short-Term Bond Fund
Charles W. Brady                         823,370              0         20,385        843,755
Dan J. Hesser                            824,072              0         19,683        843,755
Fred A. Deering                          825,107              0         18,648        843,755
Victor L. Andrews                        824,973              0         18,782        843,755
Bob R. Baker                             825,509              0         18,246        843,755
Lawrence H. Budner                       824,973              0         18,782        843,755
Daniel D. Chabris                        823,555              0         20,200        843,755
A.D. Frazier, Jr.                        825,643              0         18,112        843,755
Hubert L. Harris, Jr.                    823,938              0         19,817        843,755
Kenneth T. King                          824,124              0         19,631        843,755
John W. McIntyre                         824,404              0         19,351        843,755
Proposal 1                               818,819         11,217         13,718        843,754
Proposal 2                               816,401          9,835         17,519        843,755
Proposal 3                               817,482          8,710         17,562        843,754



U.S. Government Securities Fund
Charles W. Brady                       4,447,104              0        138,108      4,585,212
Dan J. Hesser                          4,447,104              0        138,108      4,585,212
Fred A. Deering                        4,442,913              0        142,299      4,585,212
Victor L. Andrews                      4,447,084              0        138,128      4,585,212
Bob R. Baker                           4,447,084              0        138,128      4,585,212
Lawrence H. Budner                     4,447,084              0        138,128      4,585,212
Daniel D. Chabris                      4,428,192              0        157,020      4,585,212
A.D. Frazier, Jr.                      4,444,032              0        141,180      4,585,212
Hubert L. Harris, Jr.                  4,449,767              0        135,445      4,585,212
Kenneth T. King                        4,427,627              0        157,585      4,585,212
John W. McIntyre                       4,443,094              0        142,118      4,585,212
Proposal 1                             4,394,460         37,604        153,148      4,585,212
Proposal 2                             4,297,384        115,899        171,930      4,585,213
Proposal 3                             4,310,912        106,192        168,107      4,585,211


INVESCO Income Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)

                                              Six Months                               Period
                                                Ended                                  Ended        Year Ended
                                             February 28    Year Ended August 31      August 31     December 31
                                            ------------  -------------------------   --------- ----------------
                                                1997       1996     1995     1994       1993>>    1992    1991
                                              UNAUDITED

                                           High Yield Fund
PER SHARE DATA
Net Asset Value - Beginning of Period          $6.84      $6.73    $6.73    $7.32      $6.97     $6.66    $6.00
                                              -------    --------------------------   -------   ----------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.31       0.63     0.66     0.62       0.39      0.64     0.70
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                 0.46       0.11     0.03    (0.59)      0.36      0.30     0.64
                                              -------    --------------------------   -------   ----------------
Total from Investment Operations                0.77       0.74     0.69     0.03       0.75      0.94     1.34
                                              -------    --------------------------   -------   ----------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income+           0.31       0.63     0.66     0.62       0.40      0.63     0.68
Distributions from Capital Gains                0.03       0.00     0.00     0.00       0.00      0.00     0.00
In Excess of Capital Gains                      0.00       0.00     0.03     0.00       0.00      0.00     0.00
                                              -------    --------------------------   -------   ----------------
Total Distributions                             0.34       0.63     0.69     0.62       0.40      0.63     0.68
                                              -------    --------------------------   -------   ----------------
Net Asset Value -  End of Period                7.27       6.84     6.73     6.73       7.32      6.97     6.66
                                              =======    ==========================   =======   ================
TOTAL RETURN                                   11.43%*    11.38%   11.12%    0.37%     11.01%*   14.53%   23.51%

RATIOS
Net Assets - End of Period ($000 Omitted)   $455,202    $375,201 $288,959 $243,773  $308,945   $212,172  $99,103
Ratio of Expenses to  Average Net Assets#      0.50%*@     0.99%@   1.00%    0.97%     0.97%~     1.00%    1.05%
Ratio of Net Investment Income to Average
 Net Assets#                                   4.36%*      9.13%   10.01%    8.70%     8.28%~     9.29%   10.57%
Portfolio Turnover Rate                         212%*       266%     201%     195%       45%*      120%      64%

>> From January 1, 1993 to August 31, 1993, the Fund's current fiscal year-end.

+ Distributions in excess of net investment income for the year ended August 31, 1996, aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.99%, 1.07% and 0.98%, respectively, and ratio of net investment income to average net assets would have been 9.13%, 9.94% and 8.69%, respectively.

@ Ratio is based on Total  Expenses  of the  Fund,  less  Expenses  Absorbed  by
Investment  Adviser,   if  applicable,   which  is  before  any  expense  offset
arrangements.

~ Annualized

INVESCO Income Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                              Six Months                               Period
                                                Ended                                  Ended        Year Ended
                                             February 28    Year Ended August 31      August 31     December 31
                                            ------------  -------------------------   --------- ----------------
                                                1997       1996     1995     1994       1993>>    1992    1991
                                              UNAUDITED

                                           Select Income Fund

PER SHARE DATA
Net Asset Value - Beginning of Period          $6.35      $6.54    $6.18    $6.80      $6.53     $6.50   $5.96
                                              -------    -------------------------   --------- -----------------
INCOME FROM INVESTMENT
    OPERATIONS
Net Investment Income                           0.23       0.47     0.47     0.47       0.33      0.52    0.53
Net Gains or (Losses) on Securities
    (Both Realized and Unrealized)              0.24      (0.17)    0.36    (0.43)      0.27      0.13    0.53
                                              -------    -------------------------   --------- -----------------
Total from Investment Operations                0.47       0.30     0.83     0.04       0.60      0.65    1.06
                                              -------    -------------------------   --------- -----------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.23       0.46     0.47     0.47       0.33      0.52    0.52
In Excess of Net Investment Income+             0.00       0.01     0.00     0.00       0.00      0.00    0.00
Distributions from Capital Gains                0.03       0.02     0.00     0.09       0.00      0.10    0.00
In Excess of Capital Gains                      0.00       0.00     0.00     0.10       0.00      0.00    0.00
                                              -------    -------------------------   ---------  ----------------
Total Distributions                             0.26       0.49     0.47     0.66       0.33      0.62    0.52
                                              -------    -------------------------   ---------  ----------------
Net Asset Value -  End of Period                6.56       6.35     6.54     6.18       6.80      6.53    6.50
                                              =======    =========================   =========  ================

TOTAL RETURN                                   7.45%*     4.78%   14.01%    0.47%      9.42%*   10.38%  18.57%

RATIOS
Net Assets - End of Period ($000 Omitted)   $269,007    $258,093 $216,597 $138,337  $158,780   $123,03  $93,827
Ratio of Expenses to Average Net Assets#       0.51%*@     1.01%@   1.00%    1.11%     1.15%~    1.14%    1.15%
Ratio of Net Investment Income to Average
 Net Assets#                                   3.56%*      7.14%    7.38%    7.22%     7.40%~    7.97%    8.57%
Portfolio Turnover Rate                         146%*       210%     181%     135%      105%*     178%     117%

>> From January 1, 1993 to August 31, 1993, the Fund's current fiscal year-end.

+ Distributions in excess of net investment income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended February 28, 1997 and the years ended August 31, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.61% (not annualized), 1.16%, 1.22% and 1.15%, respectively, and ratio of net investment income to average net assets would have been 3.46% (not annualized), 6.99%, 7.16% and 7.18%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESCO Income Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                              Six Months                    Period
                                                Ended       Year Ended       Ended
                                             February 28     August 31      August 31
                                            ------------ -----------------  ---------
                                                1997       1996     1995      1994>>
                                              UNAUDITED

                                           Short-Term Bond Fund

PER SHARE DATA
Net Asset Value - Beginning of Period          $9.41      $9.54    $9.46     $10.00
                                              -------    -----------------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.27       0.56     0.57       0.47
Net Gains or (Losses) on Securities
    (Both Realized and Unrealized)              0.06      (0.13)    0.08      (0.54)
                                              -------    -----------------  ---------
Total from Investment Operations                0.33       0.43     0.65      (0.07)
                                              -------    -----------------  ---------
LESS DISTRIBUTIONS
Dividends from Net Investment Income+           0.27       0.56     0.57       0.47
                                              -------    ----------------------------
Net Asset Value - End of Period                $9.47      $9.41    $9.54      $9.46
                                              =======    ============================

TOTAL RETURN                                   3.51%*     4.63%    7.16%     (0.72%)*

RATIOS
Net Assets - End of Period
    ($000 Omitted)                            $13,474   $10,735    $8,979     $7,878
Ratio of Expenses to Average Net Assets#       0.42%*@    0.80%@    0.46%      0.46%~
Ratio of Net Investment Income to
    Average Net Assets#                        2.86%*     5.85%     6.05%      5.50%~
Portfolio Turnover Rate                         121%*      103%       68%       169%*

>> From September 30, 1993, commencement of operations, to August 31, 1994.

+ Distributions in excess of net investment income for the years ended August 31, 1996 and 1995, aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended February 28, 1997, the years ended August 31, 1996 and 1995 and for the period ended August 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.94% (not annualized), 2.17%, 2.09% and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 2.34% (not annualized), 4.48%, 4.42% and 3.92% (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESCO Income Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                              Six Months                               Period
                                               Ended                                   Ended        Year Ended
                                             February 28    Year Ended August 31      August 31     December 31
                                            ------------   ----------------------    -----------  ---------------
                                                1997       1996     1995     1994       1993>>      1992    1991
                                              UNAUDITED

                                           U.S. Government Securities Fund

PER SHARE DATA
Net Asset Value - Beginning of Period          $7.15       $7.49    $7.10    $8.19      $7.61      $7.65   $7.09
                                               -----       -----------------------   -----------  ---------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.21        0.44     0.45     0.41       0.28       0.46    0.48
Net Gains or Losses on Securities
   (Both Realized and Unrealized)               0.19       (0.34)    0.39    (0.93)      0.58      (0.04)   0.57
                                               -----       ------------------------  -----------  ---------------
Total from Investment Operations                0.40        0.10     0.84    (0.52)      0.86       0.42    1.05
                                               -----       -------------------------------------  ---------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.21        0.43     0.45     0.41       0.28       0.46    0.49
In Excess of Net Investment Income              0.00        0.01     0.00     0.00       0.00       0.00    0.00
Distributions from Capital Gains                0.00        0.00     0.00     0.16       0.00       0.00    0.00
                                               -----       -------------------------------------  ---------------
Total Distributions                             0.21        0.44     0.45     0.57       0.28       0.46    0.49
                                               -----       -------------------------------------  ---------------
Net Asset Value - End of Period                $7.34       $7.15    $7.49    $7.10      $8.19      $7.61   $7.65
                                               =====       =====================================  ===============

TOTAL RETURN                                   5.61%*      1.31%   12.37%   (6.53%)    11.61%*     5.68%  15.56%

RATIOS
Net Assets - End of Period ($000 Omitted)    $54,026    $54,614   $38,087  $36,740    $36,391    $35,799 $29,229
Ratio of Expenses to Average Net Assets#      0.51%*@     1.02%@    1.00%    1.32%      1.40%~     1.27%   1.27%
Ratio of Net Investment Income to Average
  Net Assets#                                 2.88%*      5.76%     6.24%    5.46%      5.36%~     6.08%   6.78%
Portfolio Turnover Rate                         63%*       212%       99%      95%       100%*      115%     67%

>> From January 1, 1993 to August 31, 1993, the Fund's current fiscal year-end.

+ Distributions in excess of net investment income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended February 28, 1997 and the years ended August 31, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.67% (not


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annualized),  1.48%, 1.51% and 1.42%, respectively,  and ratio of net investment income to average net assets would have been 2.72% (not annualized), 5.30%, 5.73% and 5.36%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized




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INVESCO FUNDS

We're easy to stay in touch with:
Investor Services Representatives,
1-800-525-8085
PAL(R), your Personal Account Line,
1-800-424-8085

On the World Wide Web:
http://www.invesco.com

Denver Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 E. Union
Avenue, Lobby Level

INVESCO Funds Group, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or
accompanied by a current prospectus.